Note 9 - Stockholders' Equity (Deficit) (Restated) (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 14, 2020 USD ($)	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 01, 2016 USD ($) $ / shares shares
Common Stock, Shares Authorized (in shares)		115,000,000	115,000,000	115,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in shares)			10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance (in shares)		9,231,737	9,231,737
Preferred Stock, Shares Outstanding, Ending Balance (in shares)			0
Deferred Compensation Arrangement with Individual, Shares Issued (in shares)	38,992
Additional Paid in Capital, Ending Balance | $		$ 63,774,920	$ 63,774,920	$ 18,644,683
Fair Value Adjustment of Warrants | $			1,084,052	$ (6,409)
The 2016 Notes [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)							0.152268
Warrants and Rights Outstanding | $			$ 7,395
The 2016 Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0.0036
The 2016 Notes [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			1.26
The 2016 Notes [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input			1.4
The 2016 Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0
Revision of Prior Period, Adjustment [Member]
Additional Paid in Capital, Ending Balance | $			$ (2,000,000)		$ (2,000,000)
Public Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		6,325,000	6,325,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 11.50	$ 11.50
Class of Warrant or Right, Redemption Price Per Share (in dollars per share) | $ / shares		0.01	0.01
Threshold Closing Price for Specified Number of Trading Days (in dollars per share) | $ / shares		$ 21	$ 21
Threshold Trading Days for Sale of Shares (Day)		20 days	20 days
Threshold Consecutive Trading Days for Sale of Shares (Day)		30 days	30 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		126,268	126,268
Warrants and Rights Outstanding | $						$ 1,279,182
Private Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		556,313	556,313
The 2020 Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)						120,456
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 22.99
Warrants and Rights Outstanding, Term (Year)						5 years
Warrants and Rights Outstanding | $						$ 1,178,182
The 2020 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input						0.0028
The 2020 Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input						1.26
The 2020 Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input						3
The 2020 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input						0
The 2016 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 42.29
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							5,812
Warrants and Rights Outstanding | $							$ 101,000
The 2016 Warrants [Member] | General and Administrative Expense [Member]
Fair Value Adjustment of Warrants | $			$ 94,175